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                                                       733 Third Avenue
                                                       16th Floor
                   New York, NY  10017
                         United States

VIA EDGAR TRANSMISSION

May 2, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:   Lincoln Benefit Life Company
         Lincoln Benefit Life Variable Annuity Account ("Registrant")
         Registration Statements on Form N-4
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. For each Registration Statement shown below, the form of Prospectus and Statement of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

Registrant                                                      Depositor                                           1940 Act #                                Registration Statement

Lincoln Benefit Life                                  Lincoln Benefit                                      811-07924                                    333-50545
Variable Annuity                                      Life Company                                                                                              333-109688
Account

You may direct any questions regarding this filing to the undersigned at (203) 703-8619.

Very truly yours,

/s/ROBYN WYATT
------------------------------------------------
Robyn Wyatt
Chief Financial Officer, Treasurer
and Executive Vice President

    Resolution Life Holdings, Inc.
733 Third Avenue, 16th Floor, New York, NY  10017, USA